Segment and Geographic Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Summary of Revenue by Geography
The following table summarizes revenue by geography for the nine months ended September 30, 2012 and 2013 (in thousands):

	Nine Months Ended September 30,
	2012	2013
Domestic	$29,574	$37,477
International	8,020	10,041
Total revenue	$37,594	$47,518

The following table summarizes revenue by geography for the years ended December 31 (in thousands):

	2010	2011	2012
Revenue:
Domestic	$29,663	$34,805	$42,140
International	7,025	8,765	11,447
Total	$36,688	$43,570	$53,587